Investment in associated companies - Narrative (Details)			12 Months Ended
	Jul. 21, 2014 USD ($)	Feb. 08, 2013 USD ($) shares	Dec. 31, 2015 USD ($) class_of_stock vessel class_of_membership_interest	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 19, 2015	Mar. 31, 2015	Mar. 10, 2015	Jan. 02, 2014	Mar. 27, 2013 USD ($)	Feb. 20, 2013 USD ($)	Nov. 12, 2012 USD ($)	Jun. 27, 2012 USD ($)
Schedule of Equity Method Investments [Line Items]
Proceeds from disposal of investments in associated companies			$ 0	$ 373,000,000	$ 0
Share in results from associated companies (net of tax)			190,000,000	$ 34,000,000	$ (223,000,000)
Impairment charge			(1,274,000,000)
JV partner investment to retain share in JV			$ 19,000,000
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage			50.00%	0.00%	0.00%			50.00%
Third party ownership interest			50.00%					50.00%
Seadrill Operating LP
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage	42.00%					42.00%			70.00%
Equity method investment, percentage of investment sold	28.00%
Proceeds from disposal of investments in associated companies	$ 373,000,000
Share in results from associated companies (net of tax)	$ (88,000,000)
Seabras Sapura Participacoes
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage			50.00%	50.00%	50.00%
Number of pipelying vessels | vessel			1
Ownership percentage held by equity method investee			50.00%
Archer
Schedule of Equity Method Investments [Line Items]
Quoted market value for investment			$ 22,000,000
Ownership interest, percentage			39.90%	39.90%	39.90%
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage			50.00%	50.00%	50.00%
Number of pipelying vessels | vessel			5
Number of pipe-laying vessels under construction | vessel			1
Ownership percentage held by equity method investee			50.00%
Itaunas Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage			30.00%	30.00%	30.00%
Ownership percentage held by equity method investee			70.00%
Camburi Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage			30.00%	30.00%	30.00%
Ownership percentage held by equity method investee			70.00%
Sahy Drilling
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage			30.00%	30.00%	30.00%
Ownership percentage held by equity method investee			70.00%
Private Placement | Archer
Schedule of Equity Method Investments [Line Items]
New shares issued by equity method investment | shares		82,003,000
Consideration received from shares issued		$ 98,000,000
Underwrite Placement | Archer
Schedule of Equity Method Investments [Line Items]
New shares issued by equity method investment | shares		2,811,793
Consideration received from shares issued		$ 3,000,000
Equity Method Investee | Archer
Schedule of Equity Method Investments [Line Items]
Loan to related party										$ 10,000,000		$ 55,000,000	$ 20,000,000
Ownership interest, percentage							39.89%
Loans Payable | Equity Method Investee | Archer
Schedule of Equity Method Investments [Line Items]
Debt, face amount											$ 43,000,000
Loans Payable | Archer
Schedule of Equity Method Investments [Line Items]
Debt, face amount		$ 43,000,000
Seadrill Operating LP
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage			42.00%
Seadrill Capricorn Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage			49.00%
Number of classes of membership interest representing voting common stock | class_of_membership_interest			1
SFL Deepwater Ltd
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage			39.00%						39.00%
Seadrill Mobile Units (Nigeria) Ltd
Schedule of Equity Method Investments [Line Items]
Ownership interest, percentage			39.00%						39.00%
Number of classes of stock representing voting common stock | class_of_stock			1